Nature of business and organization (Details Narrative)						12 Months Ended
	Jan. 16, 2024 $ / shares shares	Dec. 01, 2023 $ / shares shares	Nov. 18, 2022 shares	Nov. 17, 2022 HKD ($) shares	Oct. 21, 2022 shares	Dec. 31, 2023 shares	Jan. 16, 2024 $ / shares	Jan. 11, 2024 $ / shares
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares		$ 5.00
IPO [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | (per share)	$ 5.00						$ 5.00	$ 5.00
Rich Legend Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares			10			10
Acquisition of share captial, percentage			100.00%
Rich Legend Holdings Limited [Member] | Luxury Max Investments Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Rich Legend Holdings Limited [Member] | The Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares						10
Rich Legend Holdings Limited [Member] | Fenbo Industries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Rich Legend Holdings Limited [Member] | Mr.Li [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares			9,990,000	9	10,000
Rich Legend Holdings Limited [Member] | Mr.Allan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares				1
Cash consideration | $				$ 100
Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares						10,000,000
Company [Member] | Luxury Max Investments Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares						10,000,000
Company [Member] | The Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Company [Member] | Rich Legend Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Company [Member] | Fenbo Industries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Fenbo Industries Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares						2,000,000
Fenbo Industries Limited [Member] | Luxury Max Investments Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Fenbo Industries Limited [Member] | The Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Fenbo Industries Limited [Member] | Rich Legend Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares						2,000,000
Fenbo Industries Limited [Member] | Fenbo Industries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Fenbo SZ [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares						5,000,000
Fenbo SZ [Member] | Luxury Max Investments Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Fenbo SZ [Member] | The Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Fenbo SZ [Member] | Rich Legend Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Fenbo SZ [Member] | Fenbo Industries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares						5,000,000
Able Industries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares						500,000
Able Industries [Member] | Luxury Max Investments Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Able Industries [Member] | The Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Able Industries [Member] | Rich Legend Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares						500,000
Able Industries [Member] | Fenbo Industries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares
Fenbo Industries [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares		1,000,000
Fenbo Industries [Member] | IPO [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares	62,500
Fenbo Industries Agreement [Member] | Rich Legend Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares				1,999,999
Able Industries Agreement [Member] | Rich Legend Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of ordinary shares				500,000